Share-Based Compensation - Weighted Average Issue Price for RSUs, DSUs and PSUs Outstanding (Details)	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 15.99	$ 26.14	$ 107.53
Outstanding (in shares)	797,689	661,449	110,056
Vested (in shares)	62,941
RSUs | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	767,204
Vested (in shares)	48,304
RSUs | Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 5.17
RSUs | Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 33.20
RSUs | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	30,485
Vested (in shares)	14,637
RSUs | Exercise Price Range Two | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 46.50
RSUs | Exercise Price Range Two | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	85.00
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 24.03	$ 28.54	$ 77.06
Outstanding (in shares)	277,206	91,045	21,397
Vested (in shares)	277,206
DSUs | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	273,935
Vested (in shares)	273,935
DSUs | Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 4.43
DSUs | Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 85.00
DSUs | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	2,956
Vested (in shares)	2,956
DSUs | Exercise Price Range Two | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 100.90
DSUs | Exercise Price Range Two | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 217.20
DSUs | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	315
Vested (in shares)	315
DSUs | Exercise Price Range Three | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 901.20
DSUs | Exercise Price Range Three | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	1,131.6
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 13.18	$ 37.74	$ 87.99
Outstanding (in shares)	700,880	230,824	69,437
PSUs | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	700,880
Vested (in shares)	2
PSUs | Exercise Price Range One | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 7.60
PSUs | Exercise Price Range One | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 135.90